DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 98.9%
Australia - 10.9%
Adbri Ltd.	4,778	$9,723
ALS Ltd.	5,840	51,554
Alumina Ltd.	32,300	41,110
Ampol Ltd.	352	7,156
Ansell Ltd.	3,162	71,789
APA Group(a)	4,607	31,131
Aristocrat Leisure Ltd.	2,052	64,179
ASX Ltd.	2,030	130,162
Aurizon Holdings Ltd.	30,971	74,005
AusNet Services Ltd.	22,767	41,003
Australia & New Zealand Banking Group Ltd.	1,731	32,771
Bank of Queensland Ltd.	5,931	32,129
Bendigo & Adelaide Bank Ltd.	10,424	63,342
BHP Group Ltd.	2,479	69,202
BHP Group PLC	4,933	134,867
BlueScope Steel Ltd.	11,525	161,557
Boral Ltd.*	1,295	5,647
Brambles Ltd.	22,300	158,276
carsales.com Ltd.	2,678	47,870
Challenger Ltd.	6,869	31,463
Charter Hall Group REIT	9,140	125,207
Cleanaway Waste Management Ltd.	12,257	25,203
Cochlear Ltd.	621	95,902
Coles Group Ltd.	11,563	147,741
Commonwealth Bank of Australia	696	45,984
Computershare Ltd.	8,621	116,692
CSL Ltd.	115	25,016
CSR Ltd.	23,282	96,572
Deterra Royalties Ltd.	7,190	21,055
Dexus REIT	32,525	257,601
Domino’s Pizza Enterprises Ltd.	601	55,279
Downer EDI Ltd.	20,413	82,211
Endeavour Group Ltd.	16,433	79,815
Fortescue Metals Group Ltd.	1,710	20,624
Goodman Group REIT	10,353	181,244
GPT Group REIT	2,536	9,476
Harvey Norman Holdings Ltd.	23,355	83,959
IDP Education Ltd.	346	8,582
IGO Ltd.	1,221	9,125
Iluka Resources Ltd.	12,825	78,387
Incitec Pivot Ltd.	13,121	29,771
Insurance Australia Group Ltd.	4,314	13,551
JB Hi-Fi Ltd.	2,217	75,753
Lendlease Corp. Ltd.(a)	2,644	20,022
Macquarie Group Ltd.	485	67,657
Magellan Financial Group Ltd.	235	5,525
Medibank Pvt Ltd.	132,249	323,511
Metcash Ltd.	54,578	157,503
Mineral Resources Ltd.	2,093	67,168
Mirvac Group REIT	114,740	232,679
National Australia Bank Ltd.	1,076	20,828
Newcrest Mining Ltd.	1,075	18,004
Oil Search Ltd.	3,014	8,142
Orica Ltd.	634	6,365
Origin Energy Ltd.	1,471	5,006
Orora Ltd.	49,474	117,516
OZ Minerals Ltd.	2,905	53,534
Perpetual Ltd.	1,446	35,198
Platinum Asset Management Ltd.	7,109	13,660
Qube Holdings Ltd.	12,510	28,207
Ramsay Health Care Ltd.	577	27,338
REA Group Ltd.	419	48,245
Reece Ltd.	4,765	79,127
Rio Tinto Ltd.	2,461	163,155
Santos Ltd.	1,644	7,437
SEEK Ltd.	902	22,257
Seven Group Holdings Ltd.	1,036	15,668
Shopping Centres Australasia Property Group REIT	59,998	118,266
Sonic Healthcare Ltd.	10,178	308,154
South32 Ltd.	35,301	88,357
Star Entertainment Group Ltd.*	1,782	4,486
Stockland REIT	40,983	126,988
Suncorp Group Ltd.	24,925	191,223
Sydney Airport*(a)	1,221	7,186
Tabcorp Holdings Ltd.	32,102	113,354
Telstra Corp. Ltd.	28,870	83,314
Transurban Group(a)	6,061	58,705
Treasury Wine Estates Ltd.	6,093	52,275
Washington H Soul Pattinson & Co. Ltd.	4,158	91,631
Wesfarmers Ltd.	4,746	191,343
Westpac Banking Corp.	2,469	35,923
Woodside Petroleum Ltd.	807	12,262
Woolworths Group Ltd.	6,767	195,860

(Cost $5,774,283)		6,166,765

Austria - 0.4%
ANDRITZ AG	1,987	93,936
Erste Group Bank AG	252	10,940
Raiffeisen Bank International AG	393	11,599
Telekom Austria AG*	5,382	45,071
Verbund AG	219	22,802
voestalpine AG	1,536	51,660

(Cost $209,295)		236,008

Belgium - 1.1%
Ackermans & van Haaren NV	212	34,887
Ageas SA/NV	690	35,439
D’ieteren SA/NV	168	30,388
Elia Group SA/NV	110	13,607
Etablissements Franz Colruyt NV	394	18,334

Groupe Bruxelles Lambert SA	269	28,922
KBC Group NV	109	9,082
Proximus SADP(b)	3,787	68,288
Sofina SA	411	189,120
Solvay SA	275	30,620
Telenet Group Holding NV	807	28,686
UCB SA	171	18,505
Umicore SA	839	40,618
Warehouses De Pauw CVA REIT	1,875	86,446

(Cost $535,489)		632,942

Canada - 5.6%
Alimentation Couche-Tard, Inc., Class B	1,804	65,815
Bank of Montreal	332	34,432
Bank of Nova Scotia	1,456	90,552
Barrick Gold Corp.	158	2,990
BCE, Inc.	751	37,638
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	143	8,172
Brookfield Asset Management, Inc., Class A	378	21,022
Canadian Imperial Bank of Commerce	328	36,423
Canadian National Railway Co.	194	24,478
Canadian Pacific Railway Ltd.	1,148	80,006
Canadian Tire Corp. Ltd., Class A	1,344	176,895
Canadian Utilities Ltd., Class A	1,832	48,985
CGI, Inc.*	1,295	107,735
Constellation Software, Inc.	71	120,309
Dollarama, Inc.	1,551	66,717
Enbridge, Inc.	1,201	44,874
Fairfax Financial Holdings Ltd.	279	123,308
Fortis, Inc.	2,212	95,288
Franco-Nevada Corp.	176	24,035
George Weston Ltd.	2,100	220,706
Great-West Lifeco, Inc.	1,792	51,799
Hydro One Ltd., 144A	3,814	92,852
IGM Financial, Inc.	2,576	92,714
Intact Financial Corp.	859	106,149
Loblaw Cos. Ltd.	2,564	192,480
Magna International, Inc.	1,716	128,085
Manulife Financial Corp.(b)	4,121	73,374
Metro, Inc.	1,713	81,403
National Bank of Canada	1,075	83,189
Nutrien Ltd.	719	47,462
Power Corp. of Canada	4,981	160,015
Restaurant Brands International, Inc.	120	6,686
Rogers Communications, Inc., Class B	3,083	137,375
Royal Bank of Canada	198	19,494
Saputo, Inc.	2,290	50,484
Shaw Communications, Inc., Class B	4,691	135,303
Sun Life Financial, Inc.(b)	2,136	112,944
TC Energy Corp.	1,067	49,840
TELUS Corp.	1,524	34,690
Thomson Reuters Corp.	376	44,802
Toronto-Dominion Bank	597	41,955
Wheaton Precious Metals Corp.	157	6,538

(Cost $2,741,034)		3,180,013

Chile - 0.0%
Antofagasta PLC
(Cost $14,795)	1,042	19,024

China - 0.3%
Lenovo Group Ltd.	101,052	103,309
Tingyi Cayman Islands Holding Corp.	8,989	17,411
Uni-President China Holdings Ltd.	13,871	13,612
Want Want China Holdings Ltd.	48,510	41,007

(Cost $156,575)		175,339

Czech Republic - 0.0%
Avast PLC, 144A
(Cost $3,115)	708	5,675

Denmark - 1.4%
A.P. Moller - Maersk A/S, Class A	12	34,090
A.P. Moller - Maersk A/S, Class B	11	32,923
Carlsberg A/S, Class B	799	123,348
Chr Hansen Holding A/S	57	4,209
Coloplast A/S, Class B	318	51,643
Demant A/S*	584	27,728
DSV A/S	405	87,533
Genmab A/S*	92	35,340
GN Store Nord AS	267	15,235
H Lundbeck A/S	80	1,996
Novo Nordisk A/S, Class B	394	42,023
Novozymes A/S, Class B	1,376	103,526
Orsted AS, 144A	122	15,599
Pandora A/S	155	19,096
ROCKWOOL International A/S, Class B	68	28,117
Royal Unibrew A/S	781	82,696
SimCorp A/S	284	28,601
Tryg A/S	1,648	39,646
Vestas Wind Systems A/S	756	25,173

(Cost $635,507)		798,522

Finland - 2.0%
Elisa OYJ	1,592	94,902
Fortum OYJ	7,025	200,926
Huhtamaki OYJ	964	41,146
Kesko OYJ, Class B	7,849	245,078
Kojamo OYJ	1,283	29,287
Kone OYJ, Class B	609	39,923
Neste OYJ	130	6,112
Nokia OYJ*	779	4,309
Nokian Renkaat OYJ	3,450	127,567
Nordea Bank Abp	1,555	18,329
Orion OYJ, Class B	459	18,749
Sampo OYJ, Class A	183	8,938
Stora Enso OYJ, Class R	1,063	17,918

UPM-Kymmene OYJ	2,408	86,870
Valmet OYJ	3,132	127,619
Wartsila OYJ Abp	4,402	60,871

(Cost $1,038,294)		1,128,544

France - 3.7%
Air Liquide SA	169	27,739
ALD SA, 144A	561	7,805
Amundi SA, 144A	241	19,925
Arkema SA	287	37,344
AXA SA	838	22,968
BioMerieux	52	7,328
BNP Paribas SA	108	6,696
Bollore SA	9,629	51,331
Bouygues SA	1,066	35,937
Bureau Veritas SA	1,661	52,275
Capgemini SE	354	81,326
Carrefour SA	8,894	146,362
Cie de Saint-Gobain	1,169	73,923
Cie Generale des Etablissements Michelin SCA	1,332	195,659
Danone SA	745	43,597
Dassault Systemes SE	383	22,930
Edenred	708	31,494
Eiffage SA	391	36,186
Electricite de France SA	510	7,113
Engie SA	3,176	45,794
EssilorLuxottica SA	118	23,512
Eurazeo SE	67	5,456
Getlink SE	468	6,874
Hermes International	6	11,164
ICADE REIT	86	6,065
Imerys SA	206	8,004
Ipsen SA	64	6,205
JCDecaux SA*	175	4,452
Kering SA	5	3,835
Legrand SA	923	100,547
L’Oreal SA	11	4,922
Orange SA	11,514	123,251
Orpea SA	109	10,232
Pernod Ricard SA	125	28,492
Publicis Groupe SA	2,771	178,222
Remy Cointreau SA	85	19,805
Renault SA*	400	12,814
Rexel SA*	793	14,482
Rubis SCA	836	22,847
Sanofi	194	18,312
Sartorius Stedim Biotech	19	11,151
Schneider Electric SE	217	38,158
SCOR SE	278	8,696
SEB SA	251	36,983
Sodexo SA*	196	16,334
Suez SA	3,213	71,373
Teleperformance	256	104,513
Thales SA	337	27,494
TotalEnergies SE	142	6,491
Veolia Environnement SA	4,637	148,231
Vinci SA	282	26,555
Vivendi SE	1,019	12,904
Wendel SE	27	3,073

(Cost $1,833,877)		2,075,181

Germany - 3.5%
1&1 AG	319	8,991
adidas AG	36	10,355
Allianz SE	54	11,697
BASF SE	653	42,543
Bayerische Motoren Werke AG	414	39,601
Bechtle AG	253	18,163
Beiersdorf AG	282	28,003
Brenntag SE	2,388	203,477
Carl Zeiss Meditec AG	157	31,270
Continental AG*	120	12,791
Covestro AG, 144A	414	23,225
Daimler AG	400	37,370
Deutsche Boerse AG	47	7,332
Deutsche Post AG	1,159	68,059
Deutsche Telekom AG	1,080	18,949
Deutsche Wohnen SE	230	10,255
E.ON SE	16,252	199,287
Evonik Industries AG	1,368	40,975
Fielmann AG	49	3,188
Fresenius Medical Care AG & Co. KGaA	584	34,695
Fresenius SE & Co. KGaA	1,295	48,824
FUCHS PETROLUB SE	409	14,143
GEA Group AG	1,295	65,201
Hannover Rueck SE	121	21,063
HeidelbergCement AG	419	27,892
Hella GmbH & Co. KGaA	181	12,142
Henkel AG & Co. KGaA	194	14,314
HOCHTIEF AG	54	4,051
Infineon Technologies AG	168	7,551
KION Group AG	81	8,698
Knorr-Bremse AG	121	11,953
LANXESS AG	1,020	58,875
LEG Immobilien SE	1,088	151,245
Merck KGaA	527	129,850
METRO AG	3,825	42,968
MTU Aero Engines AG	64	11,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83	22,268
ProSiebenSat.1 Media SE	1,478	21,619
Puma SE	131	15,741
Rational AG	17	15,580

Rheinmetall AG	146	12,920
RWE AG	2,550	98,020
SAP SE	41	5,223
Scout24 SE, 144A	397	26,186
Siemens AG	96	15,266
Siemens Energy AG*	1,013	26,727
Siemens Healthineers AG, 144A	129	9,339
Symrise AG	286	40,079
Talanx AG	162	7,199
Telefonica Deutschland Holding AG	11,216	29,769
Uniper SE	1,769	76,501
United Internet AG	335	12,500
Vitesco Technologies Group AG*	84	3,706
Vonovia SE	869	47,929
Wacker Chemie AG	86	14,719
Zalando SE, 144A*	118	10,660

(Cost $1,767,624)		1,992,830

Hong Kong - 2.4%
AIA Group Ltd.	1,984	20,881
ASM Pacific Technology Ltd.	1,184	12,477
Bank of East Asia Ltd.	5,441	7,859
BOC Hong Kong Holdings Ltd.	7,352	22,209
Cafe de Coral Holdings Ltd.	1,365	2,392
Chow Tai Fook Jewellery Group Ltd.	11,853	21,255
CK Asset Holdings Ltd.	14,703	84,116
CK Hutchison Holdings Ltd.	17,316	108,505
CK Infrastructure Holdings Ltd.	4,485	25,975
CLP Holdings Ltd.	7,325	71,786
Dairy Farm International Holdings Ltd.	2,065	6,443
First Pacific Co. Ltd.	8,757	3,145
Hang Lung Group Ltd.	1,405	3,111
Hang Seng Bank Ltd.	1,430	25,313
Henderson Land Development Co. Ltd.	6,338	25,935
Hong Kong & China Gas Co. Ltd.	28,300	42,255
Hong Kong Exchanges & Clearing Ltd.	461	25,428
Hutchison Port Holdings Trust, Class U	185,100	41,647
Hutchison Telecommunications Hong Kong Holdings Ltd.	44,525	7,196
Jardine Matheson Holdings Ltd.	800	45,272
Johnson Electric Holdings Ltd.	3,666	7,966
Kerry Logistics Network Ltd.	25,587	72,699
Kerry Properties Ltd.	19,631	50,992
Lee & Man Paper Manufacturing Ltd.	3,784	2,611
Link REIT	3,202	27,765
MTR Corp. Ltd.	1,148	6,126
New World Development Co. Ltd.	586	2,315
NWS Holdings Ltd.	7,962	7,435
PCCW Ltd.	25,953	13,117
Power Assets Holdings Ltd.	21,417	128,982
Sino Land Co. Ltd.	38,067	45,509
SITC International Holdings Co. Ltd.	10,023	40,178
Sun Hung Kai Properties Ltd.	3,910	47,547
Swire Pacific Ltd., Class A	2,414	13,361
Swire Pacific Ltd., Class B	8,654	8,215
Swire Properties Ltd.	2,878	6,837
Techtronic Industries Co. Ltd.	2,095	43,239
Towngas China Co. Ltd.*	35,009	23,756
VTech Holdings Ltd.	9,095	75,190
WH Group Ltd., 144A	22,263	13,965
Wharf Holdings Ltd.	12,132	42,407
Xinyi Glass Holdings Ltd.	12,070	29,448
Yue Yuen Industrial Holdings Ltd.*	7,535	13,068

(Cost $1,305,533)		1,325,928

Ireland - 0.9%
CRH PLC	1,300	62,880
DCC PLC	254	18,610
Experian PLC	623	27,859
Glanbia PLC	6,533	83,904
James Hardie Industries PLC CDI	4,010	158,286
Kerry Group PLC, Class A	308	37,650
Kingspan Group PLC	436	50,156
Smurfit Kappa Group PLC	1,331	67,478

(Cost $360,039)		506,823

Israel - 2.9%
Airport City Ltd.*	1,527	31,954
Alony Hetz Properties & Investments Ltd.	1,647	28,239
Amot Investments Ltd.	3,789	29,356
Azrieli Group Ltd.	200	18,275
Bank Hapoalim BM	12,970	126,833
Bank Leumi Le-Israel BM	25,134	243,311
Bezeq The Israeli Telecommunication Corp. Ltd.*	21,287	30,269
Big Shopping Centers Ltd.	69	10,617
Elbit Systems Ltd.	305	44,647
Electra Ltd.	45	29,630
First International Bank Of Israel Ltd.	1,368	54,752
Gav-Yam Lands Corp. Ltd.	3,128	36,734
Harel Insurance Investments & Financial Services Ltd.	3,825	40,403
ICL Group Ltd.	14,348	125,781
Israel Corp. Ltd.*	42	16,143
Israel Discount Bank Ltd., Class A*	40,461	248,752
Maytronics Ltd.	773	19,628
Melisron Ltd.*	65	5,690
Mivne Real Estate KD Ltd.	25,786	103,696
Mizrahi Tefahot Bank Ltd.	3,137	115,995
Nice Ltd.*	268	76,470
Nova Ltd.*	325	42,870
Phoenix Holdings Ltd.	4,632	57,660
Shapir Engineering and Industry Ltd.	657	5,618
Shufersal Ltd.	3,273	26,521
Strauss Group Ltd.	590	17,335

Tower Semiconductor Ltd.*	1,122	39,600

(Cost $1,295,294)		1,626,779

Italy - 2.0%
A2A SpA	47,433	92,206
Amplifon SpA	385	18,686
Assicurazioni Generali SpA(b)	2,704	53,963
Atlantia SpA*	292	5,302
Banca Mediolanum SpA	701	6,508
Buzzi Unicem SpA	1,585	33,050
Davide Campari-Milano NV	1,761	25,511
De’ Longhi SpA	658	21,908
DiaSorin SpA	98	20,821
Enel SpA	2,849	21,508
Ferrari NV	84	21,907
FinecoBank Banca Fineco SpA	1,020	17,784
Hera SpA	17,852	68,421
Interpump Group SpA	1,258	84,394
Intesa Sanpaolo SpA	8,188	19,497
Italgas SpA	10,058	63,037
Leonardo SpA*	828	5,575
Mediobanca Banca di Credito Finanziario SpA(b)	2,103	23,127
Moncler SpA	1,022	73,715
Pirelli & C SpA, 144A	5,145	31,435
Poste Italiane SpA, 144A	1,807	22,658
Prysmian SpA	1,797	66,324
Recordati Industria Chimica e Farmaceutica SpA	770	48,051
Reply SpA	211	40,684
Snam SpA	13,220	74,015
Telecom Italia SpA	91,807	47,536
Telecom Italia SpA-RSP	66,274	32,182
Terna - Rete Elettrica Nazionale	11,558	85,552
UnipolSai Assicurazioni SpA	2,299	6,200

(Cost $1,049,036)		1,131,557

Japan - 25.9%
ABC-Mart, Inc.	363	17,072
Acom Co. Ltd.	4,500	13,356
Activia Properties, Inc. REIT(b)	8	30,437
Advance Residence Investment Corp. REIT	11	33,762
Advantest Corp.	200	17,597
Aeon Co. Ltd.	1,549	36,077
Aeon Mall Co. Ltd.	300	4,246
AEON REIT Investment Corp. REIT	18	24,096
AGC, Inc.	3,800	185,741
Aica Kogyo Co. Ltd.	714	20,846
Ain Holdings, Inc.	300	16,143
Air Water, Inc.	4,800	70,893
Aisin Corp.	1,493	54,831
Ajinomoto Co., Inc.	3,300	99,019
Amada Co. Ltd.	4,743	44,404
Amano Corp.	1,100	24,132
Anritsu Corp.	200	3,109
Aozora Bank Ltd.	1,100	23,948
As One Corp.	100	12,374
Asahi Group Holdings Ltd.	392	14,479
Asahi Intecc Co. Ltd.	216	4,733
Asahi Kasei Corp.	9,519	89,829
Astellas Pharma, Inc.	4,283	67,124
Azbil Corp.	1,713	75,734
Bandai Namco Holdings, Inc.	600	46,697
Benesse Holdings, Inc.	300	5,810
Bic Camera, Inc.	1,100	9,077
Bridgestone Corp.	2,824	114,532
Brother Industries Ltd.	4,342	74,722
Calbee, Inc.	280	6,283
Canon Marketing Japan, Inc.	1,100	21,313
Canon, Inc.	7,622	167,819
Capcom Co. Ltd.	408	10,165
Casio Computer Co. Ltd.	698	9,061
Chiba Bank Ltd.	2,200	12,807
Chubu Electric Power Co., Inc.	10,831	109,316
Chugai Pharmaceutical Co. Ltd.	100	3,241
Chugoku Electric Power Co., Inc.	1,783	13,991
Coca-Cola Bottlers Japan Holdings, Inc.	400	4,456
COMSYS Holdings Corp.	2,134	46,535
Concordia Financial Group Ltd.	1,400	5,092
Cosmo Energy Holdings Co. Ltd.	200	3,919
Cosmos Pharmaceutical Corp.(b)	190	29,468
Credit Saison Co. Ltd.	1,100	10,889
CyberAgent, Inc.	300	5,530
Dai Nippon Printing Co. Ltd.	2,407	56,452
Daicel Corp.	5,327	36,735
Daido Steel Co. Ltd.	455	15,748
Daifuku Co. Ltd.	126	10,087
Dai-ichi Life Holdings, Inc.	1,100	22,156
Daikin Industries Ltd.	184	37,515
Daio Paper Corp.	3,400	53,869
Daito Trust Construction Co. Ltd.	2,385	258,150
Daiwa House Industry Co. Ltd.	4,102	119,796
Daiwa House REIT Investment Corp. REIT	11	31,340
Daiwa Office Investment Corp. REIT(b)	2	12,577
Daiwa Securities Group, Inc.	9,745	54,147
DeNA Co. Ltd.	500	7,398
Denka Co. Ltd.	1,000	29,460
Denso Corp.	444	32,577
DIC Corp.	1,200	30,067
Disco Corp.	111	31,869
Dowa Holdings Co. Ltd.	900	33,449
Ebara Corp.	2,900	155,797
Electric Power Development Co. Ltd.	3,076	39,146
ENEOS Holdings, Inc.	14,020	52,279

EXEO Group, Inc.	1,072	22,715
Ezaki Glico Co. Ltd.	400	12,348
Fancl Corp.	200	6,033
FANUC Corp.	96	18,808
Food & Life Cos. Ltd.	184	7,819
FP Corp.	400	13,193
Fuji Electric Co. Ltd.	888	46,455
Fuji Media Holdings, Inc.	800	7,947
FUJIFILM Holdings Corp.	1,251	98,399
Fujitsu General Ltd.	400	9,089
Fujitsu Ltd.	542	89,717
Fukuoka Financial Group, Inc.	500	8,094
Fukuyama Transporting Co. Ltd.	200	6,623
Fuyo General Lease Co. Ltd.	200	12,647
GLP J REIT	11	17,467
GMO Payment Gateway, Inc.	100	13,413
GS Yuasa Corp.	1,138	23,112
H.U. Group Holdings, Inc.	900	22,685
Hakuhodo DY Holdings, Inc.	1,069	15,939
Hamamatsu Photonics KK	1,050	64,547
Hankyu Hanshin Holdings, Inc.	167	4,949
Haseko Corp.	2,697	32,161
Hino Motors Ltd.	2,659	22,107
Hirose Electric Co. Ltd.	440	73,821
Hisamitsu Pharmaceutical Co., Inc.	140	4,920
Hitachi Ltd.	2,346	138,184
Hitachi Metals Ltd.*	800	14,810
Hitachi Transport System Ltd.	1,080	44,039
Honda Motor Co. Ltd.	1,545	42,195
Horiba Ltd.	500	29,724
Hoshizaki Corp.	313	23,762
House Foods Group, Inc.	757	18,594
Hoya Corp.	400	63,481
Hulic Co. Ltd.	7,048	66,790
Idemitsu Kosan Co. Ltd.	425	10,971
IHI Corp.	300	5,657
Iida Group Holdings Co. Ltd.	4,800	99,259
Industrial & Infrastructure Fund Investment Corp. REIT	11	19,647
INFRONEER Holdings, Inc.	2,684	22,196
Inpex Corp.	1,799	14,846
Internet Initiative Japan, Inc.	1,100	47,083
Isuzu Motors Ltd.	4,700	63,414
Ito En Ltd.	100	5,874
ITOCHU Corp.	4,236	121,620
Itochu Techno-Solutions Corp.	300	9,763
Itoham Yonekyu Holdings, Inc.	4,100	23,182
Iwatani Corp.	2,700	136,254
Izumi Co. Ltd.	500	13,849
J. Front Retailing Co. Ltd.	1,065	8,742
Japan Exchange Group, Inc.	200	4,331
Japan Logistics Fund, Inc. REIT	13	35,950
Japan Metropolitan Fund Invest REIT	33	28,424
Japan Post Holdings Co. Ltd.*	2,000	15,078
Japan Post Insurance Co. Ltd.	700	10,838
Japan Prime Realty Investment Corp. REIT	11	39,187
Japan Real Estate Investment Corp. REIT	9	51,918
Japan Tobacco, Inc.	4,764	95,389
JFE Holdings, Inc.	3,600	41,724
JSR Corp.	1,132	42,271
JTEKT Corp.	700	6,116
Kadokawa Corp.	300	15,906
Kagome Co. Ltd.	365	8,888
Kajima Corp.	8,800	96,955
Kakaku.com, Inc.	386	10,794
Kaken Pharmaceutical Co. Ltd.	547	19,487
Kamigumi Co. Ltd.	2,232	41,261
Kandenko Co. Ltd.	3,792	27,051
Kaneka Corp.	3,022	98,475
Kansai Electric Power Co., Inc.	8,911	80,599
Kansai Paint Co. Ltd.	1,088	24,434
Kao Corp.	453	23,088
Kawasaki Heavy Industries Ltd.	1,143	19,207
KDDI Corp.	4,429	128,722
Keisei Electric Railway Co. Ltd.	100	2,739
Kenedix Office Investment Corp. REIT	5	30,340
Kewpie Corp.	1,759	35,770
Keyence Corp.	28	17,343
Kikkoman Corp.	673	51,329
Kinden Corp.	2,300	33,281
Kirin Holdings Co. Ltd.	1,812	28,996
Kobayashi Pharmaceutical Co. Ltd.	126	9,898
Kobe Bussan Co. Ltd.	300	11,308
Kobe Steel Ltd.	1,300	6,286
Koei Tecmo Holdings Co. Ltd.	462	19,347
Koito Manufacturing Co. Ltd.	500	28,755
Kokuyo Co. Ltd.	4,800	70,006
Komatsu Ltd.	1,370	31,274
Konami Holdings Corp.	1,082	55,365
Konica Minolta, Inc.	1,200	4,957
Kose Corp.	100	12,039
K’s Holdings Corp.	1,711	17,314
Kubota Corp.	2,300	47,987
Kuraray Co. Ltd.	3,881	32,266
Kurita Water Industries Ltd.	2,328	108,665
Kyocera Corp.	772	45,765
Kyowa Kirin Co. Ltd.	1,100	30,710
Kyudenko Corp.	1,099	32,521
Kyushu Electric Power Co., Inc.	5,364	38,313
LaSalle Logiport REIT	11	18,136
Lawson, Inc.	1,100	53,670
Lintec Corp.	1,113	24,506

Lion Corp.	1,106	15,692
Lixil Corp.	3,311	81,328
Mabuchi Motor Co. Ltd.	400	13,140
Makita Corp.	1,118	49,074
Marubeni Corp.	15,091	135,234
Marui Group Co. Ltd.	379	6,963
Maruichi Steel Tube Ltd.	750	16,031
MatsukiyoCocokara & Co.	1,097	42,993
Mazda Motor Corp.*	3,700	29,914
Mebuki Financial Group, Inc.	4,400	8,680
Medipal Holdings Corp.	1,651	29,663
MEIJI Holdings Co. Ltd.	769	45,106
Menicon Co. Ltd.	200	6,614
MINEBEA MITSUMI, Inc.	1,071	28,297
MISUMI Group, Inc.	1,640	69,113
Mitsubishi Chemical Holdings Corp.	22,802	179,171
Mitsubishi Corp.	2,436	72,751
Mitsubishi Electric Corp.	6,374	79,966
Mitsubishi Estate Co. Ltd.	1,400	19,296
Mitsubishi Gas Chemical Co., Inc.	1,367	22,742
Mitsubishi HC Capital, Inc.	2,550	11,993
Mitsubishi Heavy Industries Ltd.	1,113	25,104
Mitsubishi Logistics Corp.	1,100	26,874
Mitsubishi Materials Corp.	700	12,046
Mitsubishi Shokuhin Co. Ltd.	500	11,846
Mitsubishi UFJ Financial Group, Inc.	1,200	6,356
Mitsui & Co. Ltd.	7,625	171,713
Mitsui Chemicals, Inc.	4,700	126,043
Mitsui Fudosan Co. Ltd.	1,100	22,631
Mitsui Fudosan Logistics Park, Inc. REIT	3	15,404
Mitsui OSK Lines Ltd.	700	40,072
Miura Co. Ltd.	557	19,549
Mizuho Financial Group, Inc.	1,680	20,744
MonotaRO Co. Ltd.	200	3,974
Mori Hills REIT Investment Corp. REIT	11	14,570
Morinaga & Co. Ltd.	300	9,327
Morinaga Milk Industry Co. Ltd.	700	33,537
MS&AD Insurance Group Holdings, Inc.	900	26,284
Murata Manufacturing Co. Ltd.	517	38,156
Nabtesco Corp.	700	20,252
Nagase & Co. Ltd.	2,665	39,501
Nankai Electric Railway Co. Ltd.	418	7,481
NEC Corp.	100	4,509
NEC Networks & System Integration Corp.	1,000	15,932
NGK Insulators Ltd.	3,377	53,445
NGK Spark Plug Co. Ltd.	602	10,010
NH Foods Ltd.	500	17,042
NHK Spring Co. Ltd.	1,500	11,189
Nichirei Corp.	800	18,326
Nidec Corp.	72	8,243
Nifco, Inc.	1,061	29,154
Nihon Kohden Corp.	800	23,568
Nihon M&A Center Holdings, Inc.	700	20,560
Nihon Unisys Ltd.	300	8,666
Nikon Corp.	600	6,220
Nintendo Co. Ltd.	50	22,062
Nippo Corp.	1,061	37,471
Nippon Accommodations Fund, Inc. REIT	4	21,842
Nippon Building Fund, Inc. REIT	6	36,990
Nippon Electric Glass Co. Ltd.	1,100	28,472
Nippon Express Co. Ltd.	1,036	59,033
Nippon Kayaku Co. Ltd.	4,800	47,093
Nippon Prologis REIT, Inc. REIT(b)	9	29,288
Nippon Sanso Holdings Corp.	959	20,296
Nippon Shinyaku Co. Ltd.	200	14,796
Nippon Shokubai Co. Ltd.	300	13,396
Nippon Steel Corp.	3,113	46,594
Nippon Telegraph & Telephone Corp.	1,791	49,292
Nippon Television Holdings, Inc.	700	7,090
Nippon Yusen KK	900	58,655
Nissan Chemical Corp.	783	45,099
Nissan Motor Co. Ltd.*	9,800	48,584
Nisshin Seifun Group, Inc.	2,378	34,263
Nissin Foods Holdings Co. Ltd.	284	20,860
Nitori Holdings Co. Ltd.	232	36,840
Nitto Denko Corp.	1,743	121,271
Noevir Holdings Co. Ltd.	200	9,247
NOF Corp.	1,507	74,325
NOK Corp.	1,000	10,692
Nomura Holdings, Inc.	3,500	14,716
Nomura Real Estate Holdings, Inc.	886	19,235
Nomura Real Estate Master Fund, Inc. REIT	20	28,429
Nomura Research Institute Ltd.	330	14,183
NS Solutions Corp.	300	9,089
NSK Ltd.	556	3,775
NTT Data Corp.	1,017	21,443
Obayashi Corp.	2,362	17,391
Obic Co. Ltd.	200	36,972
Odakyu Electric Railway Co. Ltd.	209	4,026
Oji Holdings Corp.	16,888	78,085
OKUMA Corp.	100	4,179
Omron Corp.	400	38,628
Ono Pharmaceutical Co. Ltd.	477	10,526
Open House Co. Ltd.	545	30,911
ORIX Corp.	6,936	137,138
Orix JREIT, Inc. REIT	25	39,742
Osaka Gas Co. Ltd.	7,129	114,709
OSG Corp.	900	13,047
Otsuka Corp.	408	18,649
Otsuka Holdings Co. Ltd.	1,034	37,756
PALTAC Corp.	382	14,820
Pan Pacific International Holdings Corp.	999	17,033

Panasonic Corp.	5,072	55,502
Penta-Ocean Construction Co. Ltd.	2,920	16,742
Persol Holdings Co. Ltd.	1,129	32,614
Pigeon Corp.	100	2,027
Pola Orbis Holdings, Inc.	500	8,904
Rakuten Group, Inc.	515	5,266
Recruit Holdings Co. Ltd.	326	19,814
Relo Group, Inc.	200	3,687
Rengo Co. Ltd.	4,912	33,181
Resona Holdings, Inc.	4,800	17,569
Resorttrust, Inc.	200	3,276
Ricoh Co. Ltd.	7,200	63,601
Rinnai Corp.	717	67,693
Rohm Co. Ltd.	214	20,035
Rohto Pharmaceutical Co. Ltd.	411	11,710
Sankyo Co. Ltd.	509	12,973
Sankyu, Inc.	1,000	39,720
Santen Pharmaceutical Co. Ltd.	300	3,974
Sanwa Holdings Corp.	7,300	77,986
Sapporo Holdings Ltd.	600	11,520
Sawai Group Holdings Co. Ltd.	600	22,194
SCREEN Holdings Co. Ltd.	200	20,256
SCSK Corp.	600	11,388
Secom Co. Ltd.	635	42,861
Seiko Epson Corp.	3,151	50,785
Seino Holdings Co. Ltd.	1,200	12,122
Sekisui Chemical Co. Ltd.	3,001	48,763
Sekisui House Ltd.	7,036	136,946
Sekisui House Reit, Inc. REIT	35	25,430
Seven & i Holdings Co. Ltd.	3,400	136,365
Seven Bank Ltd.	4,800	9,638
SG Holdings Co. Ltd.	2,444	54,027
Shikoku Electric Power Co., Inc.	2,100	13,964
Shimadzu Corp.	2,396	101,499
Shimamura Co. Ltd.	600	51,257
Shimano, Inc.	366	101,214
Shimizu Corp.	3,246	20,497
Shin-Etsu Chemical Co. Ltd.	300	50,200
Shinko Electric Industries Co. Ltd.	300	14,135
Shinsei Bank Ltd.	500	8,437
Shionogi & Co. Ltd.	1,100	76,756
Ship Healthcare Holdings, Inc.	338	7,531
Shizuoka Bank Ltd.	1,100	7,750
SHO-BOND Holdings Co. Ltd.	449	19,317
Skylark Holdings Co. Ltd.*	600	7,763
SMC Corp.	67	42,869
SMS Co. Ltd.	300	11,189
SoftBank Corp.	3,905	53,737
Sohgo Security Services Co. Ltd.	887	37,809
Sojitz Corp.	5,120	72,418
Sompo Holdings, Inc.	1,100	45,281
Sony Group Corp.	508	61,853
Square Enix Holdings Co. Ltd.	300	15,668
Stanley Electric Co. Ltd.	831	21,605
Subaru Corp.	2,064	38,946
Sugi Holdings Co. Ltd.	1,035	65,083
Sumitomo Bakelite Co. Ltd.	1,100	51,442
Sumitomo Chemical Co. Ltd.	42,500	196,134
Sumitomo Corp.	4,732	64,430
Sumitomo Dainippon Pharma Co. Ltd.	900	10,954
Sumitomo Electric Industries Ltd.	4,226	55,437
Sumitomo Forestry Co. Ltd.	883	17,785
Sumitomo Heavy Industries Ltd.	1,549	34,392
Sumitomo Metal Mining Co. Ltd.	1,069	39,853
Sumitomo Mitsui Financial Group, Inc.	700	22,829
Sumitomo Mitsui Trust Holdings, Inc.	800	25,083
Sumitomo Realty & Development Co. Ltd.	771	24,031
Sumitomo Rubber Industries Ltd.	10,000	100,313
Sundrug Co. Ltd.	788	20,744
Suntory Beverage & Food Ltd.	974	34,355
Suzuken Co. Ltd.	384	10,433
Suzuki Motor Corp.	1,142	46,114
Sysmex Corp.	227	28,309
T&D Holdings, Inc.	1,341	15,849
Taiheiyo Cement Corp.	900	17,430
Taisei Corp.	1,034	30,143
Taisho Pharmaceutical Holdings Co. Ltd.	300	14,743
Taiyo Yuden Co. Ltd.	100	5,513
Takara Bio, Inc.	300	6,973
Takara Holdings, Inc.	1,100	11,819
Takashimaya Co. Ltd.	1,200	10,516
Takeda Pharmaceutical Co. Ltd.	300	8,008
TDK Corp.	330	13,079
TechnoPro Holdings, Inc.	1,087	29,869
Teijin Ltd.	3,120	35,749
Terumo Corp.	316	12,880
TIS, Inc.	1,100	34,004
Tobu Railway Co. Ltd.	200	4,518
Toda Corp.	900	5,295
Toho Co. Ltd.	659	29,310
Toho Gas Co. Ltd.	1,049	29,610
Tohoku Electric Power Co., Inc.	3,119	21,591
Tokai Rika Co. Ltd.	900	11,763
Tokio Marine Holdings, Inc.	600	30,162
Tokyo Century Corp.	100	4,773
Tokyo Electric Power Co. Holdings, Inc.*	11,204	29,898
Tokyo Electron Ltd.	111	58,499
Tokyo Gas Co. Ltd.	3,359	57,539
Tokyo Ohka Kogyo Co. Ltd.	500	31,353
Tokyo Tatemono Co. Ltd.	1,200	16,994
Tokyu Corp.	1,100	15,220
Tokyu Fudosan Holdings Corp.	2,322	11,984

TOPPAN, Inc.	5,865	88,999
Toray Industries, Inc.	16,800	97,771
Toshiba Corp.	700	27,909
Toshiba TEC Corp.	91	3,490
Tosoh Corp.	4,741	68,101
TOTO Ltd.	1,080	47,844
Toyo Seikan Group Holdings Ltd.	4,500	54,930
Toyo Suisan Kaisha Ltd.	600	24,308
Toyo Tire Corp.	600	9,121
Toyoda Gosei Co. Ltd.	584	11,670
Toyota Boshoku Corp.	1,100	21,691
Toyota Industries Corp.	398	32,669
Toyota Motor Corp.	500	8,811
Toyota Tsusho Corp.	1,123	49,007
Trend Micro, Inc.	339	19,556
TS Tech Co. Ltd.	1,158	13,595
Tsumura & Co.	300	8,547
Tsuruha Holdings, Inc.	328	36,976
TV Asahi Holdings Corp.	400	5,256
Ube Industries Ltd.	2,893	48,410
Ulvac, Inc.	200	11,449
Unicharm Corp.	877	37,754
United Urban Investment Corp. REIT(b)	31	39,479
Ushio, Inc.	1,101	20,431
USS Co. Ltd.	1,100	16,140
Welcia Holdings Co. Ltd.	542	19,213
Yakult Honsha Co. Ltd.	700	34,955
Yamada Holdings Co. Ltd.	11,157	38,911
Yamaguchi Financial Group, Inc.	1,100	6,016
Yamaha Corp.	481	24,655
Yamaha Motor Co. Ltd.	3,200	80,574
Yamato Holdings Co. Ltd.	3,900	86,006
Yamato Kogyo Co. Ltd.	1,100	33,762
Yamazaki Baking Co. Ltd.	1,153	14,978
Yaoko Co. Ltd.	200	11,784
Yaskawa Electric Corp.	300	13,448
Yokogawa Electric Corp.	900	16,923
Yokohama Rubber Co. Ltd.	1,800	27,996
Zenkoku Hosho Co. Ltd.	1,038	45,343
Zensho Holdings Co. Ltd.	400	9,092
Zeon Corp.	3,559	37,707

(Cost $14,880,775)		14,597,710

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $16,981)	660	19,341

Luxembourg - 0.4%
Aroundtown SA	6,289	37,518
Eurofins Scientific SE	492	62,546
L’Occitane International SA	13,403	52,953
RTL Group SA	1,217	62,410
Tenaris SA	1,593	15,532

(Cost $224,615)		230,959

Netherlands - 2.6%
Aalberts NV	1,258	76,747
ABN AMRO Bank NV, 144A	391	5,545
Adyen NV, 144A*	1	2,755
Akzo Nobel NV	800	83,673
ASM International NV	48	21,439
ASML Holding NV	13	10,237
ASR Nederland NV	826	35,079
BE Semiconductor Industries NV	214	20,171
CTP NV, 144A	220	4,581
Euronext NV, 144A	314	30,696
EXOR NV	220	19,241
Heineken Holding NV	327	27,072
Heineken NV	126	12,472
IMCD NV	126	27,812
ING Groep NV	361	4,961
Koninklijke Ahold Delhaize NV	8,670	289,353
Koninklijke DSM NV	398	85,185
Koninklijke KPN NV	50,435	147,658
Koninklijke Philips NV	1,038	36,447
Koninklijke Vopak NV	147	5,553
NN Group NV	1,756	86,850
QIAGEN NV*	541	29,839
Randstad NV	2,344	147,012
Signify NV, 144A	1,616	72,995
Stellantis NV	998	17,008
Universal Music Group NV	1,019	29,030
Wolters Kluwer NV	1,292	144,351

(Cost $1,252,209)		1,473,762

New Zealand - 1.5%
Auckland International Airport Ltd.*	1,863	9,989
Contact Energy Ltd.	22,123	117,867
Fisher & Paykel Healthcare Corp. Ltd.	2,711	61,326
Fletcher Building Ltd.	39,204	179,602
Infratil Ltd.	2,935	15,677
Kiwi Property Group Ltd.	60,971	47,795
Mainfreight Ltd.	2,814	174,122
Mercury NZ Ltd.	8,182	33,430
Meridian Energy Ltd.	7,404	23,869
Ryman Healthcare Ltd.	2,730	22,790
SKYCITY Entertainment Group Ltd.	6,320	12,868
Spark New Zealand Ltd.	31,580	98,593
Xero Ltd.*	274	28,140

(Cost $781,797)		826,068

Norway - 1.2%
Aker BP ASA	337	10,593
Equinor ASA	121	3,037
Gjensidige Forsikring ASA	1,248	28,134
Leroy Seafood Group ASA	3,570	25,053

Mowi ASA	1,847	41,800
Norsk Hydro ASA	16,141	104,343
Orkla ASA	4,662	42,376
Salmar ASA	378	23,805
Telenor ASA	4,951	72,733
TOMRA Systems ASA	1,098	74,981
Yara International ASA	4,659	227,853

(Cost $590,324)		654,708

Poland - 0.6%
Allegro.eu SA, 144A*	948	9,022
Bank Polska Kasa Opieki SA	209	6,000
Cyfrowy Polsat SA	10,594	89,848
Dino Polska SA, 144A*	273	22,454
InPost SA*	1,222	13,528
KGHM Polska Miedz SA	1,025	34,953
LPP SA	2	6,469
Polski Koncern Naftowy ORLEN SA	1,059	18,403
Polskie Gornictwo Naftowe i Gazownictwo SA	59,957	80,246
Powszechna Kasa Oszczednosci Bank Polski SA*	591	6,221
Powszechny Zaklad Ubezpieczen SA	4,619	40,134
Santander Bank Polska SA	139	12,256

(Cost $363,463)		339,534

Portugal - 0.3%
EDP - Energias de Portugal SA	7,933	43,164
Galp Energia SGPS SA	548	5,100
Jeronimo Martins SGPS SA	4,745	102,627

(Cost $137,386)		150,891

Russia - 0.1%
Polymetal International PLC
(Cost $22,590)	1,645	29,859

Singapore - 1.9%
Ascendas Real Estate Investment Trust REIT	16,436	35,002
BOC Aviation Ltd., 144A	1,141	8,057
CapitaLand Integrated Commercial Trust REIT	15,174	23,351
ComfortDelGro Corp. Ltd.	41,744	41,709
DBS Group Holdings Ltd.	1,126	24,529
Frasers Logistics & Commercial Trust REIT	68,200	73,117
Genting Singapore Ltd.	45,400	25,495
Golden Agri-Resources Ltd.	217,100	41,167
Jardine Cycle & Carriage Ltd.	2,005	30,971
Kenon Holdings Ltd	166	7,666
Keppel REIT	12,400	10,038
Keppel Corp. Ltd.	7,562	28,127
Keppel DC REIT	8,100	13,882
Mapletree Commercial Trust REIT	9,291	13,823
Mapletree Industrial Trust REIT	6,278	12,088
Mapletree Logistics Trust REIT	32,081	43,519
NetLink NBN Trust	25,000	18,415
Olam International Ltd.	15,764	19,890
Oversea-Chinese Banking Corp. Ltd.	11,462	91,786
SATS Ltd.*	2,365	6,554
Sembcorp Industries Ltd.	6,953	9,533
SIA Engineering Co. Ltd.*	5,100	8,257
Singapore Exchange Ltd.	17,880	116,449
Singapore Post Ltd.	28,900	13,911
Singapore Press Holdings Ltd.	17,500	29,738
Singapore Technologies Engineering Ltd.	37,328	103,723
Singapore Telecommunications Ltd.	19,466	33,505
StarHub Ltd.	15,300	14,729
United Overseas Bank Ltd.	4,600	85,448
UOL Group Ltd.	1,629	8,174
Venture Corp. Ltd.	2,462	33,236
Wilmar International Ltd.	8,400	25,179

(Cost $1,073,268)		1,051,068

South Korea - 4.1%
Amorepacific Corp.	73	9,648
AMOREPACIFIC Group	70	2,431
BGF retail Co. Ltd.	81	9,955
BNK Financial Group, Inc.	4,401	29,639
Cheil Worldwide, Inc.	1,384	25,282
CJ CheilJedang Corp.	123	36,655
CJ Corp.	237	15,961
CJ Logistics Corp.*	65	6,785
Coway Co. Ltd.	237	13,507
Daewoo Engineering & Construction Co. Ltd.*	2,801	12,662
DB Insurance Co. Ltd.	784	35,507
DGB Financial Group, Inc.	3,810	28,706
DL E&C Co. Ltd.*	227	21,116
Doosan Bobcat, Inc.*	668	20,357
E-MART, Inc.	452	54,412
Fila Holdings Corp.	167	4,913
GS Engineering & Construction Corp.	1,216	37,568
GS Holdings Corp.	1,516	47,858
GS Retail Co. Ltd.	363	8,633
Hana Financial Group, Inc.	3,171	105,442
Hankook Tire & Technology Co. Ltd.	1,879	60,740
Hanon Systems	699	7,620
Hanwha Aerospace Co. Ltd.	148	5,065
Hanwha Corp.	512	12,866
Hyundai Department Store Co. Ltd.	307	17,341
Hyundai Engineering & Construction Co. Ltd.	1,181	43,943
Hyundai Glovis Co. Ltd.	200	24,497
Hyundai Heavy Industries Holdings Co. Ltd.	206	9,174
Hyundai Marine & Fire Insurance Co. Ltd.	887	17,174
Hyundai Mobis Co. Ltd.	140	25,987
Hyundai Motor Co.	18	2,962
Hyundai Steel Co.	299	9,338
Industrial Bank of Korea	4,517	39,166

Kakao Corp.	74	7,600
KB Financial Group, Inc.	2,137	94,986
KCC Corp.	123	28,475
KEPCO Plant Service & Engineering Co. Ltd.	549	17,886
Kia Corp.	1,686	110,422
Korea Aerospace Industries Ltd.	593	13,628
Korea Electric Power Corp.	2,561	44,735
Korea Gas Corp.*	419	12,363
Korea Investment Holdings Co. Ltd.	78	4,944
Korea Zinc Co. Ltd.	147	61,070
KT&G Corp.	1,589	109,554
Kumho Petrochemical Co. Ltd.	87	11,352
LG Chem Ltd.	9	5,258
LG Corp.	671	44,285
LG Display Co. Ltd.*	1,497	25,078
LG Electronics, Inc.	982	95,480
LG Household & Health Care Ltd.	9	7,985
LG Innotek Co. Ltd.	50	12,817
LG Uplus Corp.	5,397	61,562
Lotte Chemical Corp.	47	7,972
LOTTE Fine Chemical Co. Ltd.	184	12,097
Lotte Shopping Co. Ltd.	90	6,326
LS Corp.	78	3,227
LX Holdings Corp.*	439	3,226
Mando Corp.*	142	6,539
Mirae Asset Securities Co. Ltd.	1,055	7,620
NAVER Corp.	24	7,698
NCSoft Corp.	35	20,065
NH Investment & Securities Co. Ltd.	838	8,712
NongShim Co. Ltd.	52	11,972
Orion Corp.	52	4,251
Pan Ocean Co. Ltd.	1,391	6,054
POSCO	518	113,813
Posco International Corp.	1,195	18,812
S-1 Corp.	242	14,973
Samsung C&T Corp.	244	21,670
Samsung Card Co. Ltd.	220	6,010
Samsung Electro-Mechanics Co. Ltd.	209	29,294
Samsung Electronics Co. Ltd.	213	12,785
Samsung Engineering Co. Ltd.*	871	15,214
Samsung Fire & Marine Insurance Co. Ltd.	434	73,801
Samsung Life Insurance Co. Ltd.	260	13,089
Samsung SDI Co. Ltd.	11	6,371
Samsung SDS Co. Ltd.	81	9,785
Samsung Securities Co. Ltd.	256	9,558
Shinhan Financial Group Co. Ltd.	3,187	92,962
Shinsegae, Inc.	25	4,577
SK Hynix, Inc.	350	33,589
SK Square Co. Ltd.*	516	29,538
SK Telecom Co. Ltd.	798	36,612
SK, Inc.	56	12,233
S-Oil Corp.	110	7,399
Woori Financial Group, Inc.	5,629	59,707

(Cost $2,153,129)		2,299,941

Spain - 1.4%
Acciona SA	287	50,880
ACS Actividades de Construccion y Servicios SA	309	7,377
Banco Bilbao Vizcaya Argentaria SA	2,975	15,747
Banco Santander SA	1,956	6,054
Bankinter SA	1,475	7,212
CaixaBank SA	2,869	7,343
Cellnex Telecom SA, 144A*	121	7,088
EDP Renovaveis SA	624	15,888
Enagas SA	2,309	52,214
Endesa SA	1,038	23,175
Ferrovial SA (b)	586	16,200
Fluidra SA	896	34,038
Grifols SA (b)	670	11,938
Iberdrola SA	3,137	34,971
Industria de Diseno Textil SA	297	9,314
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	18,587	32,010
Mapfre SA (b)	9,765	19,884
Merlin Properties Socimi SA REIT	525	5,815
Naturgy Energy Group SA	1,232	33,698
Red Electrica Corp. SA	5,423	114,361
Repsol SA	1,991	21,942
Telefonica SA	62,791	282,463

(Cost $864,097)		809,612

Sweden - 6.3%
Alfa Laval AB	3,458	133,409
Assa Abloy AB, Class B (b)	3,358	93,916
Atlas Copco AB, Class A	649	39,692
Atlas Copco AB, Class B	304	15,778
Beijer Ref AB	614	12,111
Boliden AB	3,329	114,309
Castellum AB (b)	2,980	83,640
Electrolux AB, Class B (b)	7,102	158,480
Elekta AB, Class B	1,796	21,167
Epiroc AB, Class A	4,121	99,634
Epiroc AB, Class B	2,211	44,368
Essity AB, Class B	2,102	66,803
Fastighets AB Balder, Class B*	628	46,851
Getinge AB, Class B	4,661	194,613
Hexagon AB, Class B	4,931	71,726
Holmen AB, Class B	1,334	59,521
Husqvarna AB, Class A	697	9,739
Husqvarna AB, Class B	6,198	86,980
ICA Gruppen AB	801	47,135
Industrivarden AB, Class A	2,892	85,663
Industrivarden AB, Class C	1,752	51,529

Indutrade AB	3,007	83,834
Investment AB Latour, Class B	1,494	56,173
Investor AB, Class A	1,645	39,481
Investor AB, Class B	3,758	86,944
Kinnevik AB, Class B*	11,511	409,272
L E Lundbergforetagen AB, Class B	402	21,977
Lifco AB, Class B	1,634	44,169
Lundin Energy AB	958	33,729
Nibe Industrier AB, Class B	6,831	97,105
Saab AB, Class B	509	13,237
Sagax AB, Class B	1,985	77,259
Sagax AB, Class D	4,358	15,608
Sandvik AB	3,090	76,410
Securitas AB, Class B	7,466	107,448
Skanska AB, Class B	11,783	270,726
SKF AB, Class B	3,303	75,453
Svenska Cellulosa AB SCA, Class B	2,578	41,888
Svenska Handelsbanken AB, Class A	3,861	40,777
Sweco AB, Class B	657	11,272
Swedbank AB, Class A	518	10,408
Swedish Match AB	13,286	96,424
Swedish Orphan Biovitrum AB*	250	6,069
Tele2 AB, Class B	8,269	117,638
Telefonaktiebolaget LM Ericsson, Class B	3,477	34,928
Telia Co. AB	6,474	24,905
Trelleborg AB, Class B	3,894	88,353
Volvo AB, Class A	508	11,062
Volvo AB, Class B	955	20,565

(Cost $2,634,798)		3,550,178

Switzerland - 4.6%
ABB Ltd.	2,436	83,946
Adecco Group AG	598	27,658
Alcon, Inc.	413	32,454
Baloise Holding AG	133	19,776
Barry Callebaut AG	23	54,182
BKW AG	262	35,447
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	97,774
Cie Financiere Richemont SA	553	81,689
Clariant AG*	930	18,140
Coca-Cola HBC AG*	1,615	49,613
DKSH Holding AG	854	67,737
EMS-Chemie Holding AG	31	29,379
Flughafen Zurich AG*	42	6,949
Geberit AG	264	200,781
Georg Fischer AG	60	87,011
Givaudan SA	10	48,628
Helvetia Holding AG	198	21,760
Holcim Ltd.*	1,638	78,678
Julius Baer Group Ltd.	122	7,546
Kuehne + Nagel International AG	282	80,358
Logitech International SA	1,965	154,711
Lonza Group AG	33	26,496
Medmix AG, 144A*	97	4,591
Nestle SA	47	5,993
OC Oerlikon Corp. AG	3,318	32,180
Partners Group Holding AG	84	144,327
PSP Swiss Property AG	341	39,797
Roche Holding AG	21	8,161
Schindler Holding AG	82	20,274
Schindler Holding AG Participation Certificates	126	32,269
SGS SA	18	54,016
SIG Combibloc Group AG*	2,909	76,199
Sika AG	252	98,224
Sonova Holding AG	295	110,458
STMicroelectronics NV	205	9,951
Straumann Holding AG	33	69,787
Sulzer AG	94	8,873
Swatch Group AG - Bearer	127	37,246
Swatch Group AG - Registered	414	23,509
Swiss Life Holding AG	91	52,098
Swiss Prime Site AG	1,169	110,154
Swiss Re AG	167	15,599
Swisscom AG	125	68,943
Tecan Group AG	133	78,831
Temenos AG	114	14,518
UBS Group AG	2,425	41,771
VAT Group AG, 144A	187	89,519
Vifor Pharma AG	113	12,602
Zurich Insurance Group AG	80	32,773

(Cost $2,046,497)		2,603,376

United Kingdom - 10.7%
3i Group PLC	10,711	196,547
abrdn PLC	30,913	95,415
Admiral Group PLC	3,924	153,511
Amcor PLC CDI	10,570	121,563
Anglo American PLC	674	24,718
Ashmore Group PLC	4,894	19,360
Ashtead Group PLC	707	56,533
Associated British Foods PLC	598	15,214
AstraZeneca PLC	60	6,569
Auto Trader Group PLC, 144A	4,260	41,289
Aviva PLC	15,923	81,105
B&M European Value Retail SA	35,593	292,049
BAE Systems PLC	12,610	91,456
Barclays PLC	5,337	13,007
Barratt Developments PLC	906	8,359
Berkeley Group Holdings PLC	1,254	71,073
British American Tobacco PLC	854	28,585
BT Group PLC*	89,711	188,239
Bunzl PLC	2,676	101,537

Burberry Group PLC	1,391	32,343
Centrica PLC*	10,637	9,116
CNH Industrial NV	3,155	52,044
ConvaTec Group PLC, 144A	5,291	13,510
Croda International PLC	84	11,241
Dechra Pharmaceuticals PLC	873	58,269
Diageo PLC	863	43,381
Direct Line Insurance Group PLC	22,184	79,420
Dr. Martens PLC*	3,034	16,048
DS Smith PLC	19,855	94,119
Electrocomponents PLC	4,827	77,144
Evraz PLC	3,239	24,683
Ferguson PLC	1,075	163,058
GlaxoSmithKline PLC	1,565	31,575
Halma PLC	3,292	130,703
Hargreaves Lansdown PLC	1,100	19,457
Howden Joinery Group PLC	6,711	76,854
HSBC Holdings PLC	1,546	8,577
IMI PLC	5,416	121,883
Imperial Brands PLC	9,512	194,051
InterContinental Hotels Group PLC*	76	4,473
Intermediate Capital Group PLC	284	7,853
Intertek Group PLC	346	24,444
ITV PLC*	36,741	53,445
J Sainsbury PLC	72,914	266,823
Johnson Matthey PLC	4,529	125,590
Kingfisher PLC	22,013	92,262
Legal & General Group PLC	8,953	33,391
Lloyds Banking Group PLC	38,164	23,630
Mondi PLC	4,981	113,313
National Grid PLC	6,981	92,968
Next PLC	411	42,750
Pearson PLC	9,189	72,116
Pennon Group PLC	3,719	60,273
Persimmon PLC	1,808	65,469
Phoenix Group Holdings PLC	1,330	11,265
Prudential PLC	461	7,782
Quilter PLC, 144A	4,351	8,070
Reckitt Benckiser Group PLC	128	10,347
RELX PLC	1,550	47,924
Renishaw PLC	118	7,088
Rentokil Initial PLC	4,723	38,341
Rightmove PLC	6,942	68,588
Rio Tinto PLC	817	49,851
Royal Mail PLC	32,193	213,553
Sage Group PLC	6,048	61,756
Schroders PLC	750	34,094
Segro PLC REIT	16,564	308,771
Severn Trent PLC	2,301	87,856
Smith & Nephew PLC	1,409	22,695
Smiths Group PLC	1,147	21,882
Spirax-Sarco Engineering PLC	676	139,787
SSE PLC	14,970	307,379
St James’s Place PLC	1,493	30,587
Standard Chartered PLC	1,159	6,382
Tate & Lyle PLC	8,829	73,519
Tesco PLC	60,733	222,368
Travis Perkins PLC	708	13,582
Unilever PLC	121	6,178
United Utilities Group PLC	9,912	142,217
Vodafone Group PLC	74,115	107,212
Wickes Group PLC	9,559	27,013
WPP PLC	2,219	30,590

(Cost $5,665,384)		6,049,082

United States - 0.2%
Sims Ltd.	2,908	29,176
Waste Connections, Inc.	619	82,099

(Cost $94,292)		111,275

TOTAL COMMON STOCKS (Cost $51,521,395)		55,799,294

PREFERRED STOCKS - 0.3%
Germany - 0.2%
FUCHS PETROLUB SE	544	24,248
Henkel AG & Co. KGaA	196	15,377
Porsche Automobil Holding SE	877	73,227
Sartorius AG	11	7,516

(Cost $116,974)		120,368

South Korea - 0.1%
Hanwha Corp.	1,339	17,584
LG Electronics, Inc.	103	5,090
Mirae Asset Securities Co. Ltd.	1,740	6,782

(Cost $27,258)		29,456

TOTAL PREFERRED STOCKS (Cost $144,232)		149,824

RIGHTS - 0.0%
Germany - 0.0%
Vonovia SE* , expires 1/7/22
(Cost $0)	893	3,126

Singapore - 0.0%
Mapletree Industrial Trust* , expires 12/21/21
(Cost $0)	1,186	17

TOTAL RIGHTS (Cost $0)		3,143

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	826	892

SECURITIES LENDING COLLATERAL - 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)(e)
(Cost $616,295)	616,295	$616,295

TOTAL INVESTMENTS - 100.3%
(Cost $52,281,922)		$56,569,448
Other assets and liabilities, net - (0.3%)		(146,711)

NET ASSETS — 100.0%		$56,422,737

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
990,427	—	(374,132) (e)	—	—	24	—	616,295	616,295
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
6,186	434,170	(440,356)	—	—	3	—	—	—

996,613	434,170	(814,488)	—	—	27	—	616,295	616,295

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $715,647, which is 1.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $169,600.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Industrials	$12,001,665	21.4%
Financials	7,610,555	13.6
Materials	6,725,062	12.1
Consumer Staples	5,947,033	10.6
Consumer Discretionary	5,268,007	9.5
Real Estate	4,230,599	7.5
Utilities	3,851,281	6.9
Communication Services	3,726,714	6.7
Information Technology	3,243,879	5.8
Health Care	2,646,752	4.7
Energy	701,606	1.2

Total	$55,953,153	100.0%

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (f)
MSCI EAFE Futures	USD	4	$461,264	$447,100	12/17/2021	$(14,164)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$55,799,294	$—	$—	$55,799,294
Preferred Stocks (g)	149,824	—	—	149,824
Rights (g)	3,126	17	—	3,143
Warrants	892	—	—	892
Short-Term Investments (g)	616,295	—	—	616,295

TOTAL	$56,569,431	$17	$—	$56,569,448

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(14,164)	$—	$—	$(14,164)

TOTAL	$(14,164)	$—	$—	$(14,164)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.